Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 15, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Grant Date Price [Roll Forward]
Unrecognized cost for non-vested shares		$ 833	$ 521
Recognition period for unrecognized cost for non-vested shares		2 years 6 months 14 days
2011 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)		45,534
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)		152,000	0	219
Granted (in shares)		772,800	189,000	0
Vested (in shares)		(264,100)	(37,000)	(219)
Forfeited (in shares)		(8,000)
Outstanding at end of year (in shares)		652,700	152,000	0
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)		$ 3.70	$ 0	$ 66.40
Granted (in dollars per share)		1.30	3.70	0
Vested (in dollars per share)		1.69	3.70	66.40
Forfeited (in dollars per share)		3.70
Outstanding at end of year (in dollars per share)		$ 1.67	$ 3.70	$ 0
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)	772,800
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)	274,800
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)	448,000
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)	50,000
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense		$ 604	$ 178	$ 0
Direct Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense		$ 20	$ 0	$ 0